Note 6 - Capital and Operating Lease Obligations	9 Months Ended
Sep. 30, 2015
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

6. Capital and Operating Lease Obligations

 The following is a schedule of the future required payments under our lease agreements in effect at September 30, 2015:

	Capital Leases	Operating Leases	Total
2015 (remaining 3 months)	$74	$233	$307
2016	299	879	1,178
2017	287	766	1,053
2018	276	651	927
2019	273	585	858
Thereafter	2,898	830	3,728
Total minimum lease payments	4,107	$3,944	$8,051
Less amount representing interest	(2,311)
Present value of net minimum obligations	1,796
Less current obligation under capital lease	130
Long-term obligation under capital lease	$1,666